Vessels, Net (Predecessor) (Tables)	6 Months Ended	12 Months Ended
	Jul. 05, 2022	Dec. 31, 2022
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying consolidated balance sheet are analyzed as follows:

Cost:
Beginning balance at January 20, 2022	-
- Vessel contributed by Seanergy	18,500
- Additions	80,648
- Disposals	(60,379)
Ending balance at December 31, 2022	38,769

Accumulated depreciation:
Beginning balance at January 20, 2022	-
- Depreciation for the period	(1,903)
- Disposals	646
Ending balance at December 31, 2022	(1,257)

Net book value	37,512

United Maritime Predecessor [Member]
Vessels, Net [Abstract]
Vessels, Net
The amounts in the accompanying carve-out balance sheet are analyzed as follows:

December 31, 2021
Cost:
Beginning balance	16,925,546
- Additions	-
Ending balance	16,925,546

Accumulated depreciation:
Beginning balance	(3,888,510)
- Additions	(756,765)
Ending balance	(4,645,275)

Net book value	12,280,271